Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Financial Instruments Measured at Fair Value On a Recurring Basis	The financial instruments measured at fair value on a recurring basis at December 31, 2023 in the accompanying consolidated balance sheets consist of the following (in thousands):

	Fair value measurement as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Certificate of deposit	$—	$10,151	$—	$10,151

Total	$—	$10,151	$—	$10,151

IKENA ONCOLOGY INC
Summary of Financial Assets Measured at Fair Value
The following tables present information about the Company’s financial
assets measured or
disclosed
at fair value by level within the fair value hierarchy (in thousands):

	June 30, 2025	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents:
Money market funds	$34,334	$34,334	$—	$—
Corporate debt securities	2,399	—	2,399	—
Marketable securities:
Corporate debt securities	37,352	—	37,352	—

Total assets	$74,085	$34,334	$39,751	$—

	December 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents:
Money market funds	$34,793	$34,793	$—	$—
Marketable securities:
U.S. treasury securities	27,004	—	27,004	—
Corporate debt securities	57,989	—	57,989	—

Total assets	$119,786	$34,793	$84,993	$—

During the
three
and six months ended June 30, 2025 and 2024, there were no transfers into or out of Level 3.

The following tables present information about the Company’s financial assets measured or disclosed at fair value by level within the fair value hierarchy (in thousands):

	December 31, 2024	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents:
Money market funds	$34,793	$34,793	$—	$—
Marketable securities:
U.S. treasury securities	27,004	—	27,004	—
Corporate debt securities	57,989	—	57,989	—

Total assets	$119,786	$34,793	$84,993	$—

	December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents:
Money market funds	$53,613	$53,613	$—	$—
Marketable securities:
Corporate debt securities	55,571	—	55,571	—

Total assets	$109,184	$53,613	$55,571	$—

During the years ended December 31, 2024 and 2023, there were no transfers into or out of Level 3.